Investments in Equity Investees (Tables)	6 Months Ended
Jun. 30, 2018
Investments in Equity Investees
Schedule of composition of equity investees

	June 30, 2018	December 31, 2017

	(in US$'000)
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")	62,146	55,308
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")	74,276	69,417
Nutrition Science Partners Limited ("NSPL")	24,792	19,201
Other	375	311

	161,589	144,237

Summarized balance sheet information for significant equity investees

	Commercial Platform				Innovation Platform
	Consumer Health HBYS		Prescription Drugs SHPL		Drug R&D NSPL
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
	(in US$'000)
Current assets	121,229	101,570	134,355	129,535	20,627	9,640
Non-current assets	108,263	107,226	103,468	103,477	30,000	30,000
Current liabilities	(82,693)	(75,787)	(87,274)	(91,665)	(1,044)	(1,239)
Non-current liabilities	(18,839)	(18,748)	(8,202)	(8,616)	—	—
Net assets	127,960	114,261	142,347	132,731	49,583	38,401
Non-controlling interests	(3,668)	(3,645)	—	—	—	—
	124,292	110,616	142,347	132,731	49,583	38,401

Summarized statements of operations information for significant equity investees

	Commercial Platform				Innovation Platform

	Consumer Health HBYS		Prescription Drugs SHPL		Drug R&D NSPL

	Six Months Ended June 30,		Six Months Ended June 30,		Six Months Ended June 30,

	2018	2017	2018	2017	2018	2017

	(in US$'000)
Revenue	118,983	123,408	152,717	129,718	—	—

Gross profit	59,155	45,933	108,802	94,964	—	—

Interest income	37	79	407	498	43	—

Finance cost	(135)	(58)	—	—	—	—

Profit/(loss) before taxation	14,306	13,525	45,942	43,727	(4,818)	(4,749)
Income tax expense (note)	(2,362)	(1,942)	(7,127)	(5,984)	—	—

Net income/(loss)	11,944	11,583	38,815	37,743	(4,818)	(4,749)
Non-controlling interests	39	(61)	—	—	—	—

Net income/(loss) attributable to the shareholders of equity investee	11,983	11,522	38,815	37,743	(4,818)	(4,749)

Note: HBYS and SHPL have been granted the High and New Technology Enterprise ("HNTE") status. Accordingly, the companies were eligible to use a preferential income tax rate of 15% for the six months ended June 30, 2018 and 2017.

Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees

	Commercial Platform				Innovation Platform
	Consumer Health HBYS		Prescription Drugs SHPL		Drug R&D NSPL
	2018	2017	2018	2017	2018	2017
	(in US$'000)
Opening net assets after non-controlling interests as at January 1	110,616	127,072	132,731	150,134	38,401	33,611
Net income/(loss) attributable to the shareholders of equity investee	11,983	11,522	38,815	37,743	(4,818)	(4,749)
Dividends declared	—	(14,615)	(31,538)	(70,619)	—	—
Other comprehensive income	1,693	2,330	2,339	2,889	—	—
Investments	—	—	—	—	16,000	14,000
Closing net assets after non-controlling interests as at June 30	124,292	126,309	142,347	120,147	49,583	42,862
Group's share of net assets	62,146	63,154	71,173	60,074	24,792	21,431
Goodwill	—	—	3,103	2,923	—	—
Carrying amount of investments as at June 30	62,146	63,154	74,276	62,997	24,792	21,431

Schedule of equity investees future aggregate minimum payments under non-cancellable operating leases

	June 30, 2018	December 31, 2017

	(in US$'000)
Not later than 1 year	1,272	1,282
Between 1 to 2 years	595	400
Between 2 to 3 years	391	151
Between 3 to 4 years	137	141
Between 4 to 5 years	—	47

Total minimum lease payments	2,395	2,021

Schedule of equity investees capital commitments
	June 30, 2018	December 31, 2017
	(in US$'000)
Property, plant and equipment
Contracted but not provided for	1,368	1,034